Investment Strategy - Defiance Daily Target 2X Long JPM ETF	Jul. 08, 2025
Prospectus [Line Items]
Strategy [Heading]	In addition, effective immediately, the second to last paragraph of the Fund’s “Principal Investment Strategies” section is amended and restated as follows:
Strategy Narrative [Text Block]

NONE OF THE FUND, THE TRUST OR ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH JPM OR JPMORGAN CHASE BANK. The Fund was not developed or created by, and is not sponsored, endorsed, or approved by JPMorgan Chase Bank.

Moreover, JPMorgan Chase Bank did not participate in the development of the Fund’s investment strategy. JPMorgan Chase Bank does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. JPMorgan Chase Bank does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by JPMorgan Chase Bank.

An investment in the Fund is NOT an investment in JPM or in any security of JPMorgan Chase Bank.

JPM and JPMORGAN are the exclusive trademark(s) of JPMorgan Chase Bank. All rights in the trademarks are reserved by their respective owners.